LONG-TERM DEBT - Schedule of Long-Term Debt (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 03, 2016	Oct. 31, 2016	Aug. 31, 2013
Debt Instrument [Line Items]
Capital Leases	$ 1,677	$ 2,324	$ 1,018
Total	3,865,099	1,870,528	1,892,776
Less - current portion	47,038	47,225	129,809
Long-term portion	3,818,061	1,823,303	1,762,967
Other Debt Obligations
Debt Instrument [Line Items]
Long-term debt	29,721	6,860	1,153
Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized debt issuance cost	3,412	2,451
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt	346,588	853,124	796,150
Unamortized debt issuance cost		2,451	3,850
Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term debt	$ 748,225	$ 747,655	747,474
Stated interest rate (as a percent)	3.45%	3.45%
Senior Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 748,225	$ 747,655	747,474
Stated interest rate (as a percent)		3.45%		3.45%	3.45%
Unamortized debt issuance cost	1,775	$ 2,345	2,526
4.375% Senior Notes, due 2023
Debt Instrument [Line Items]
Long-term debt	$ 248,759	$ 248,567	248,310
Stated interest rate (as a percent)	4.375%	4.375%
4.375% Senior Notes, due 2023 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 248,759	$ 248,567	248,310
Stated interest rate (as a percent)		4.375%				4.375%
Unamortized debt issuance cost	1,241	$ 1,433	1,690
Schuldschein Loan
Debt Instrument [Line Items]
Long-term debt	$ 11,601	$ 11,998	$ 98,671